Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

18.	FAIR VALUE MEASUREMENT

Asset and liability measured at fair value on a recurring basis

There were no financial assets measured at fair value on recurring basis as of December 31, 2010 and 2011. The Group's financial liabilities measured at fair value on a recurring basis include forward contract as set out in Note 14 based on Level 2 input as of December 31, 2010 as the Company uses the market forward exchange rate to assess the fair value of the forward contract. There were no financial liabilities measured at fair value on recurring basis as of December 31, 2011.

The following table summarizes the Group's liability measured and recorded at fair value on recurring basis as of December 31, 2010:

	December 31, 2010
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Forward contract	—	2,465	—	2,465

Total liability at fair value	—	2,465	—	2,465

The following table summarizes the movement of the balances of the Group's financial asset and liabilities measured at fair value on a recurring basis:

Liabilities:

Balance at January 1, 2010	—
Loss on change in fair value of the forward contract	2,465

Balance at December 31, 2010	2,465
Gain on change in fair value of the forward contract	(2,465)

Balance at December 31, 2011	—

Assets and liabilities measured at fair value on a nonrecurring basis

The Group's financial assets and liabilities measured at fair value on a nonrecurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions as set out in Note 3.

The Group re-measured certain intangible assets at their fair value on a nonrecurring basis as results of the impairment loss of $19 recognized in 2011, as set out in Note 10. The fair value was determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow.